Investment Objectives and Goals - TCW Core Plus Bond ETF	Jun. 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW CORE PLUS BOND ETF (THE “FUND”)
Objective, Primary [Text Block]	Investment Objective: The Fund’s investment objective is to seek to maximize long-term total return.